Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 19, 2015
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGAAX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGACX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFYX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFIX